FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Foreign Currency Translation [Abstract]
Summary of Brookfield Renewables foreign currency translation
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2020	2019	2018
Foreign currency translation on
Property, plant and equipment, at fair value	13	$(604)	$49	$(1,592)
Borrowings	15	(219)	(133)	607
Deferred income tax liabilities and assets	12	35	(32)	180
Other assets and liabilities		(52)	25	(39)
		$(840)	$(91)	$(844)